SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Annual Report
June 30, 1998


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.26% for the quarter ended June 30, 1998, while the Prime Portfolio earned 1.28%. The 7-day current yield on June 30 was 5.06% for the Federal Portfolio and 5.11% for the for the Prime Portfolio. The Fund invests in high-quality short-term debt instruments and seeks maximum income consistent with safety of principal and liquidity.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share.

Overnight money market rates began the quarter well above the Fed Funds target rate of 5.50%, then drifted lower for several weeks and bottomed on May 6 around 5.15%. Rates gradually moved back toward the Fed Funds rate during the remainder of the quarter, then showed the usual short-term spike at quarter's end which sent overnight rates above 6.00%.

The broad market appears to be positioning for lower interest rates, but recent economic reports still do not clearly indicate a move by the policy-making Federal Open Market Committee (FOMC) in either direction. In fact, the FOMC has maintained a bias toward increasing the Fed Funds rate. Given such uncertainty, we will maintain our moderate average maturity and continue to use only the highest quality issues.

We appreciate your continued interest in the Scout Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal amount invested.

CHART - FUND DIVERSIFICATION
Prime Portfolio
Commerical Paper        98.9%
Repos                    0.3%
Gov't/Agency             0.8%
As of June 30, 1998, statement of assets.

CHART - FUND DIVERSIFICATION
Federal Portfolio
Agencies                 89%
Repos                    11%
Gov't/Agency             0.8%
As of June 30, 1998, statement of assets.


FINANCIAL STATEMENTS
Statement of Net Assets
June 30, 1998

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 1998

        Face                                                                                Market
        Amount          Description                                                         Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 99.26%
$       7,500,000       Abbott Laboratories, 5.49%, due July 1, 1998                   $    7,500,000
        2,500,000       Air Products & Chemicals Co., 5.50%, due September 30, 1998         2,465,243
       15,000,000       Aluminum Company of America, 5.53%, due July 24, 1998              14,947,004
        3,434,000       Ameritech Capital Funding Corp., 5.52%, due July 10, 1998           3,429,261
        8,500,000       Amgen, Inc., 5.54%, due July 7, 1998                                8,492,152
       17,500,000       Amgen, Inc., 5.53%, due July 14 1998                               17,465,054
        1,800,000       Anheuser-Busch Cos., 5.53%, due July 10,1998                        1,797,512
       17,200,000       Archer-Daniels-Midland Co., 5.53%, due July 17, 1998               17,157,726
        7,364,000       Atlantic Richfield Co., 5.65%, due July 8, 1998                     7,355,909
       17,000,000       Atlantic Richfield Co., 5.55%, due July 23, 1998                   16,942,342
       20,000,000       Becton Dickenson, 5.53%, due July 20, 1998                         19,941,628
        3,206,000       Becton Dickenson, 5.54%, due July 23, 1998                          3,195,146
       16,100,000       Bell Atlantic Network Funding, 5.50%, due July 1, 1998             16,100,000
        6,260,000       Bell Atlantic Network Funding, 5.50%, due July 7, 1998              6,254,262
        4,226,000       Bell Atlantic Network Funding, 5.53%, due July 13, 1998             4,218,210
       12,000,000       BellSouth Telecommunications, 5.48%, due July 22 1998              11,961,640
        5,240,000       California Pollution Control, 5.64%, due July 13, 1998              5,240,000
        5,000,000       Campbell Soup Co., 5.50%, due July 27, 1998                         4,980,139
        2,400,000       Coca Cola Co., 5.57%, due July 24, 1998                             2,391,459
        8,000,000       Deere & Co., 5.52%, due July 21, 1998                               7,975,467
       15,000,000       Disney (Walt) Co., 6.05%, due July 1, 1998                         15,000,000
       23,343,000       Dover Corp., 5.50%, due July 10, 1998                              23,310,903
        2,500,000       Dover Corp., 5.52%, due July 13, 1998                               2,495,400
        2,500,000       Dresser Industries, Inc., 5.55%, due July 14, 1998                  2,494,990
        1,000,000       Dresser Industries, Inc., 5.57%, due July 17, 1998                    997,525
       15,000,000       Duke Energy Corp., 5.48%, due July 8, 1998                         14,984,017
        7,900,000       Duke Energy Corp., 5.50%, due July 27, 1998                         7,868,619
        7,630,000       duPont E I deNemours & Co., 5.50% due July 9, 1998                  7,620,675
        5,000,000       duPont E I deNemours & Co., 5.56% due July 16, 1998                 4,988,417
        3,500,000       duPont E I deNemours & Co., 5.52% due July 17, 1998                 3,491,413
        7,000,000       duPont E I deNemours & Co., 5.52% due July 22 1998                  6,977,460
        7,500,000       Eastman Kodak Co., 5.50%, due July 7, 1998                          7,493,125
        2,800,000       Eastman Kodak Co., 5.51%, due July 17, 1998                         2,793,143
        3,000,000       Eastman Kodak Co., 5.51%, due July 23, 1998                         2,989,898
        5,000,000       Emerson Electric Co., 6.00%, due July 1, 1998                       5,000,000
        7,500,000       Gannett Co. Inc., 5.50%, due July 14, 1998                          7,485,104
        4,050,000       General Mills Inc., 6.10%, due July 1, 1998                         4,050,000
       10,000,000       General Mills Inc., 5.50%, due July 8, 1998                         9,989,306
        5,000,000       General Re Corp., 5.49%, due July 7, 1998                           4,995,425
        8,000,000       General Re Corp., 5.55%, due July 24, 1998                          7,971,633
        6,500,000       General Re Corp., 5.50%, due August 10, 1998                        6,460,278
        5,237,000       General Re Corp., 5.50%, due August 19, 1998                        5,197,795
        6,400,000       Heinz Co., 5.50%, due July 7, 1998                                  6,394,133
        2,370,000       Heinz Co., 5.50%, due July 9, 1998                                  2,367,103
        2,500,000       Heinz Co., 5.51%, due July 14, 1998                                 2,495,026
        4,630,000       Heinz Co., 5.50%, due July 20, 1998                                 4,616,560
        7,300,000       Kellogg Co., 5.51%, due July 15, 1998                               7,284,356
       10,000,000       Kellogg Co., 5.51%, due July 16, 1998                               9,977,042
        7,500,000       Laclede Gas Co., 5.54%, due July 13, 1998                           7,486,150
        1,500,000       Laclede Gas Co., 5.55%, due July 17, 1998                           1,496,300
        6,000,000       Laclede Gas Co., 5.60%, due July 27, 1998                           5,975,733
       10,000,000       Lucent Technologies, Inc., 5.52%, due July 2, 1998                  9,998,467
        8,800,000       Lucent Technologies, Inc., 5.52%, due July 28, 1998                 8,763,568
       15,000,000       Merck & Co., 6.00%, due July 1, 1998                               15,000,000
        3,800,000       Monsanto Co., 5.50%, due July 6, 1998                               3,797,097
        2,100,000       Monsanto Co., 5.49%, due July 7, 1998                               2,098,079
        2,000,000       Monsanto Co., 5.50%, due July 9, 1998                               1,997,556
        5,000,000       Monsanto Co., 5.51%, due July 27, 1998                              4,980,103
        1,990,000       Motorola Inc., 5.51%, due July 7, 1998                              1,988,173
       15,000,000       Nalco Chemical Co., 5.51%, due July 9, 1998                        14,981,633
        2,000,000       PepsiCo Inc., 6.00%, due July 1, 1998                               2,000,000
        2,500,000       Proctor & Gamble Co., 5.50%, due July 1, 1998                       2,500,000
        2,900,000       Progress Capital Holdings Inc., 5.50%, due July 2, 1998             2,899,557
        5,000,000       Progress Capital Holdings Inc., 5.52%, due July 2, 1998             4,999,233
       15,000,000       Sara Lee Corp., 6.05%, due July 1, 1998                            15,000,000
       25,000,000       Shell Finance PLC, 5.50%, due July 6, 1998                         24,980,903
        4,000,000       Shell Finance PLC, 5.50%, due July 8, 1998                          3,995,722
        4,114,000       Snap on Tools Corp., 5.57%, due July 7, 1998                        4,110,181
        2,200,000       South Carolina Electric Gas, 5.53%, due July 27, 1998               2,191,213
        4,000,000       Southwestern Public Service, 5.52%, due July 10, 1998               3,994,480
        1,500,000       Southwestern Public Service, 5.55%, due July 17, 1998               1,496,300
       16,400,000       Times Mirror Co., 5.50%, due July 1, 1998                          16,400,000
        8,600,000       Times Mirror Co., 5.50%, due July 2, 1998                           8,598,686
        2,560,000       Toys R Us, 5.53%, due July 23, 1998                                 2,551,348
        9,760,000       Xerox Capital Europe PLC, 5.50%, due July 13, 1998                  9,742,107
SHORT-TERM CORPORATE NOTES (Cost $551,622,089) - 99.26%                                   551,622,089

GOVERNMENT SPONSORED ENTERPRISES - 0.78%
	1,000,000	Federal Home Loan Bank,
                        5.70%, due April 15, 1999                                           1,000,000
          536,000       Federal Home Loan Mortgage Corporation Discount Notes,
                        5.44%, due July 7, 1998                                               535,514
	2,800,000	Federal National Mortgage Association Discount Notes,
                        5.58%, due July 8, 1998                                             2,796,962
GOVERNMENT SPONSORED ENTERPRISES (Cost $4,332,476) - 0.78%                                  4,332,476

REPURCHASE AGREEMENT (Cost $2,000,000) - 0.36%
	2,000,000	Lehman Tri-Party Repo.,
                        5.78%, due July 1, 1998
			(Collateralized by U.S. Treasury Strips,
                        8.875%, due February 15, 2019)                                      2,000,000

TOTAL INVESTMENTS (Cost $557,954,565) - 100.40%                                        $  557,954,565

Other assets less liabilities - (0.40%)                                                    (2,207,750)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of 0.01 par value
	capital shares authorized;
        555,776,499 shares outstanding)                                                $  555,746,815

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.


        Face                                                                                Market
        Amount          Description                                                         Value

FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 89.44%
$      15,000,000       Federal Agricultural Mortgage Association Discount Notes,
                         5.45%, due July 9, 1998                                       $   14,981,833
	8,407,000	Federal Agricultural Mortgage Association Discount Notes,
                         5.47%, due July 17, 1998                                           8,386,561
	3,400,000	Federal Agricultural Mortgage Association Discount Notes,
                         5.50%, due July 29, 1998                                           3,385,456
	2,500,000	Federal Home Loan Banks Discount Notes,
                         5.70%, due April 15, 1999                                          2,500,000
	1,050,000	Federal Home Loan Banks Discount Notes,
                         5.42%, due July 3, 1998                                            1,049,684
	1,290,000	Federal Home Loan Banks Discount Notes,
                         5.50%, due July 22, 1998                                           1,285,861
	5,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.40%, due July 1, 1998                                            5,000,000
       10,000,000       Federal Home Loan Mortgage Corporation Discount Notes,
                         5.44%, due July 1, 1998                                           10,000,000
	5,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.41%, due July 2, 1998                                            4,999,249
	4,130,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.48%, due July 7, 1998                                            4,126,228
	9,647,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.44%, due July 10, 1998                                           9,633,880
	7,500,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.45%, due July 13, 1998                                           7,486,375
	6,535,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.48%, due July 14, 1998                                           6,522,068
	2,221,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.50%, due July 14, 1998                                           2,216,589
	3,879,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.47%, due July 17, 1998                                           3,869,570
	1,871,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.50%, due July 17, 1998                                           1,866,426
       12,150,000       Federal Home Loan Mortgage Corporation Discount Notes,
                         5.45%, due July 20, 1998                                          12,115,052
	2,192,000	Federal Home Loan Mortgage Corporation Discount Notes,
                         5.47%, due July 20, 1998                                           2,185,672
       10,000,000       Federal National Mortgage Association Discount Notes,
                         5.43%, due July 2, 1998                                            9,998,492
       10,000,000       Federal National Mortgage Association Discount Notes,
                         5.45%, due July 2, 1998                                            9,998,486
	8,696,000	Federal National Mortgage Association Discount Notes,
                         5.45%, due July 6, 1998                                            8,689,418
       25,000,000       Federal National Mortgage Association Discount Notes,
                         5.56%, due July 7, 1998                                           24,976,833
       15,000,000       Federal National Mortgage Association Discount Notes,
                         5.43%, due July 8, 1998                                           14,984,162
       12,500,000       Federal National Mortgage Association Discount Notes,
                         5.46%, due July 8, 1998                                           12,486,729
       12,500,000       Federal National Mortgage Association Discount Notes,
                         5.46%, due July 13, 1998                                          12,477,250
	6,000,000	Federal National Mortgage Association Discount Notes,
                         5.45%, due July 14, 1998                                           5,988,192
       22,325,000       Federal National Mortgage Association Discount Notes,
                         5.46%, due July 14, 1998                                          22,280,982
       17,500,000       Federal National Mortgage Association Discount Notes,
                         5.46%, due July 15, 1998                                          17,462,842
	2,500,000	Federal National Mortgage Association Discount Notes,
                         5.50%, due July 15, 1998                                           2,494,653
	5,250,000	Federal National Mortgage Association Discount Notes,
                         5.45%, due July 16, 1998                                           5,238,078
	3,274,000	Federal National Mortgage Association Discount Notes,
                         5.47%, due July 16, 1998                                           3,266,538
	4,000,000	Federal National Mortgage Association Discount Notes,
                         5.46%, due July 17, 1998                                           3,990,293
        3,000,000       Federal National Mortgage Association Discount Notes,
                         5.475%, due July 22, 1998                                          2,990,419
	3,745,000	Federal National Mortgage Association Discount Notes,
                         5.44%, due August 3, 1998                                          3,726,325
	1,555,000	Federal National Mortgage Association Discount Notes,
                         5.45%, due August 5, 1998                                          1,546,761
	5,000,000	Federal National Mortgage Association Discount Notes,
                         5.42%, due August 7, 1998                                          4,972,147
	1,800,000	Federal National Mortgage Association Discount Notes,
                         5.44%, due August 7, 1998                                          1,789,936
TOTAL GOVERNMENT SPONSORED ENTERPRISES (Cost $270,969,040) - 89.44%                       270,969,040

REPURCHASE AGREEMENT (Cost $33,100,000) - 10.93%
       33,100,000      Lehman Tri-Party Repo., 5.78%, due July 1, 1998
                        (Collateralized by U S Treasury Strips,
                          8.875%, due February 15, 2019)                                   33,100,000

TOTAL INVESTMENTS (Cost $304,069,040) - 100.37%                                        $  304,069,040

Other assets less liabilities - (0.37%)                                                    (1,120,051)

TOTAL NET ASSETS - 100.00%
	(equivalent to 1.00 per share;
        750,000,000 shares of 0.01 par value
	capital shares authorized;
        302,997,112 shares outstanding)                                                $  302,948,989

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 1998

                                                                    Prime                Federal
                                                                    Portfolio            Portfolio
ASSETS:
  Investment securities, at market value                        $  557,954,565       $  304,069,040
  Interest receivable                                                   28,768               35,373
    Total assets                                                   557,983,333          304,104,413

LIABILITIES:
  Disbursements in excess of demand deposit cash                    (2,236,518)          (1,155,424)
    Total liabilities                                               (2,236,518)          (1,155,424)
NET ASSETS                                                      $  555,746,815       $  302,948,989

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $  555,779,862       $  302,997,774
  Accumulated net realized loss on investment transactions             (33,047)             (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $  555,746,815       $  302,948,989

Capital shares, $0.01 par value
  Authorized                                                       750,000,000          750,000,000
  Outstanding                                                      555,776,499          302,997,112

NET ASSET VALUE PER SHARE                                       $         1.00       $         1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Year Ended June 30, 1998

                                                                    Prime                Federal
                                                                    Portfolio            Portfolio
INVESTMENT INCOME:
  Income:
    Interest                                                    $   30,627,846       $   16,900,188

  Expenses:
    Management fees                                                  2,719,691            1,519,872
    Government fees                                                     41,280               23,035
                                                                     2,760,971            1,542,907
    Net investment income                                           27,866,875           15,357,281
      Net increase in net assets resulting from operations      $   27,866,875       $   15,357,281

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Years Ended June 30, 1998 and 1997

                                                                   Prime                Federal
                                                                   Portfolio            Portfolio
INCREASE IN NET ASSETS FROM OPERATIONS:                                  1997                 1997
  Net investment income                                         $  19,859,462        $  12,825,463
  Net realized gain from investment transactions                       -                    -
    Net increase in net assets resulting from operations           19,859,462           12,825,463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (19,859,462)         (12,825,463)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                     875,930,207          663,539,591
  Net asset value of shares issued for reinvestment of
    distributions ($1.00 per share)                                 4,024,175            1,702,241
                                                                  879,954,382          665,241,832
  Cost of shares redeemed ($1.00 per share)                      (765,190,681)        (654,581,391)
    Net increase in net assets from capital share transactions    114,763,701           10,660,441
      Net increase  in net assets                                 114,763,701           10,660,441
NET ASSETS - June 30, 1996                                        330,331,794          227,640,293
NET ASSETS - June 30, 1997                                      $ 445,095,495        $ 238,300,734

INCREASE IN NET ASSETS FROM OPERATIONS:                                  1998                 1998
  Net investment income                                         $  27,866,875        $  15,357,281
  Net increase in net assets resulting from operations             27,866,875           15,357,281

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (27,866,875)         (15,357,281)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                     928,253,918          688,025,800
  Net asset value of shares issued for reinvestment of
    distributions ($1.00 per share)                                 5,260,269            2,568,617
                                                                  933,514,187          690,594,417
  Cost of shares redeemed ($1.00 per share)                      (822,862,867)        (625,946,162)
    Net increase in net assets from capital share transactions    110,651,320           64,648,255
                        Net increase  in net assets               110,651,320           64,648,255
NET ASSETS - June 30, 1997                                        445,095,495          238,300,734
NET ASSETS - June 30, 1998                                      $ 555,746,815        $ 302,948,989

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1998, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,047 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and thereported amounts of income and expenses during the reporting period. Actual results could differ from those estimates

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1998, were as follows:
                                                Other than
                           U.S. Government      U.S. Government
Prime Portfolio            Securities           Securities
Purchases               $  1,284,219            $   274,484,541
Proceeds from sales        3,282,552                329,157,047
Federal Portfolio
Purchases               $ 31,394,837            $ 4,785,317,017
Proceeds from sales       47,090,000              5,622,923,256

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.

5. SUBSEQUENT EVENT - Subsequent to the Fund's year-end, the Fund name will change to UMB Scount Money Market Fund, Inc.


FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

                                                          1998     1997     1996     1995     1994
PRIME PORTFOLIO
Net asset value, beginning of year                      $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
  Income from investment operations:
    Net investment income                                 0.05     0.05     0.05     0.05      0.03
  Distributions from:
    Net investment income                               (0.05)   (0.05)   (0.05)   (0.05)    (0.03)
Net asset value, end of year                            $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
Total Return                                                5%       5%       5%       5%        3%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  556   $  445   $  330   $  245    $  172
Ratio of expenses to average net assets                  0.51%    0.51%    0.51%    0.51%     0.51%
Ratio of net investment income to average net assets     5.14%    4.97%    5.16%    5.10%     2.92%

FEDERAL PORTFOLIO
Net asset value, beginning of year                      $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
  Income from investment operations:
    Net investment income                                 0.05     0.05     0.05     0.05      0.03
  Distributions from:
    Net investment income                               (0.05)   (0.05)   (0.05)   (0.05)    (0.03)
Net asset value, end of year                            $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
Total Return                                                5%       5%       5%       5%        3%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  303   $  238   $  228   $  183   $  195
Ratio of expenses to average net assets                  0.51%    0.52%    0.51%    0.51%    0.50%
Ratio of net investment income to average net assets     5.03%    4.92%    5.09%    4.97%    2.81%

See accompanying Notes to Financial Statements.


INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of Scout Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Money Market Fund, Inc., including the statement of net assets, as of June 30, 1998, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1997 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1998, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Money Market Fund, Inc. as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

BAIRD KURTZ & DOBSON

Kansas City, Missouri
July 24, 1998

This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Martin A. Cramer, Vice President & Secretary
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

Custodian
 UMB Bank, n.a., Kansas City, Missouri

SCOUT FUNDS
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com

Underwriter & Distributor: Jones & Babson, Inc., Kansas City, Missouri


JB24B                          8/98